Bridges Investment Fund
SCHEDULE OF INVESTMENTS at September 30, 2023 (Unaudited)
Shares		Value
COMMON STOCKS: 99.3%
Administrative and Support Services: 11.4%
27,000	MasterCard, Inc. - Class A	$10,689,570
35,000	PayPal Holdings, Inc. [1]	2,046,100
30,000	TransUnion	2,153,700
32,000	Visa, Inc. - Class A	7,360,320
		22,249,690
Ambulatory Health Care Services: 1.5%
37,500	Alcon, Inc.	2,889,750

Broadcasting (except Internet): 0.7%
2,200	Cable One, Inc.	1,354,408

Building Material and Garden Equipment: 3.0%
10,000	Home Depot, Inc.	3,021,600
13,500	Lowe’s Companies, Inc.	2,805,840
		5,827,440
Computer and Electronic Product Manufacturing: 15.5%
102,250	Apple, Inc.	17,506,223
21,000	NVIDIA Corp.	9,134,790
7,000	Thermo Fisher Scientific, Inc.	3,543,190
		30,184,203
Credit Intermediation and Related Activities: 1.9%
26,000	JPMorgan Chase & Co.	3,770,520

Electrical Equipment, Appliance, and Component Manufacturing: 0.4%
8,000	Generac Holdings, Inc. [1]	871,680

Fabricated Metal Product Manufacturing: 0.2%
4,000	BWX Technologies, Inc.	299,920

Food Services and Drinking Places: 1.2%
8,500	Casey’s General Stores, Inc.	2,307,920

Health and Personal Care Stores: 0.7%
3,500	Ulta Beauty, Inc. [1]	1,398,075

Insurance Carriers and Related Activities: 8.7%
17,500	Berkshire Hathaway, Inc. - Class B [1]	6,130,250
30,000	The Progressive Corp.	4,179,000
13,000	UnitedHealth Group, Inc.	6,554,470
		16,863,720
Merchant Wholesalers, Durable Goods: 0.7%
30,000	Copart, Inc. [1]	1,292,700

Miscellaneous Manufacturing: 1.8%
28,000	Edwards Lifesciences Corp. [1]	1,939,840
5,500	Intuitive Surgical, Inc. [1]	1,607,595
		3,547,435
Motor Vehicle and Parts Dealers: 0.8%
5,000	Lithia Motors, Inc.	1,476,650

Nonstore Retailers: 6.5%
100,000	Amazon.com, Inc. [1]	12,712,000

Oil and Gas Extraction: 1.0%
16,000	EOG Resources, Inc.	2,028,160

Other Information Services: 2.6%
17,000	Meta Platforms, Inc. - Class A [1]	5,103,570

Plastics and Rubber Products Manufacturing: 0.8%
12,000	AptarGroup, Inc.	1,500,480

Professional, Scientific, & Technical Services: 16.4%
80,000	Alphabet, Inc. - Class A [1]	10,468,799
79,000	Alphabet, Inc. - Class C [1]	10,416,150
27,500	Palo Alto Networks, Inc. [1]	6,447,100
8,000	ServiceNow, Inc. [1]	4,471,680
		31,803,729
Publishing Industries (Except Internet): 11.5%
11,500	Adobe, Inc. [1]	5,863,850
52,000	Microsoft Corp.	16,419,000
		22,282,850
Rail Transportation: 1.7%
16,050	Union Pacific Corp.	3,268,262

Real Estate: 0.5%
6,000	American Tower Corp. - REIT	986,700

Securities, Commodity Contracts, & Other Financial Investments & Related Activities: 5.6%
3,900	BlackRock, Inc.	2,521,311
4,000	Chemed Corp.	2,078,800
20,000	Intercontinental Exchange, Inc.	2,200,400
11,000	S&P Global, Inc.	4,019,510
		10,820,021
Truck Transportation: 4.2%
20,000	Old Dominion Freight Line, Inc.	8,182,800
TOTAL COMMON STOCKS (Cost $62,677,394)		193,022,683

SHORT-TERM INVESTMENTS: 0.8%
Money Market Funds: 0.8%
1,533,055	First American Treasury Obligations Fund - Class X, 5.265% [2]	1,533,055
Total Money Market Funds: 0.8%		1,533,055

TOTAL SHORT-TERM INVESTMENTS (Cost $1,533,055)		1,533,055

TOTAL INVESTMENTS IN SECURITIES: 100.1% (Cost $64,210,449)		194,555,738
Liabilities in Excess of Other Assets: (0.1)% [3]		(137,815)
TOTAL NET ASSETS: 100.0%		$194,417,923

REIT - Real Estate Investment Trust

T a

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of September 30, 2023.

Summary of Fair Value Disclosure at September 30, 2023 (Unaudited)

The Bridges Investment Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023. See the Schedule of Investments for an industry breakout.

Bridges Investment Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$193,022,683	$–	$–	$193,022,683
Short-Term Investments	1,533,055	–	–	1,533,055
Total Investments in Securities	$194,555,738	$–	$–	$194,555,738